Fair Value Measurements - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021
Cash And Securities Held In Trust Account [Line Items]
Cash held in trust account	$ 25,041,388	$ 26,328,395	$ 276,115,444
Minimum
Cash And Securities Held In Trust Account [Line Items]
Short term investments original maturity term	3 months
Maximum
Cash And Securities Held In Trust Account [Line Items]
Short term investments original maturity term	1 year
U.S. Money Market
Cash And Securities Held In Trust Account [Line Items]
Cash held in trust account			1,000
U.S. Treasury Securities
Cash And Securities Held In Trust Account [Line Items]
Cash held in trust account			$ 276.1